BUSINESS COMBINATIONS - SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Golar Eskimo
Business Acquisition
Revenues	$ 435,573
Net income	$ 163,022
Golar Igloo
Business Acquisition
Revenues		$ 400,209
Net income		$ 184,751